UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of principal executive offices)

 (Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: 858-481-4123

Date of fiscal year end: June 30

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Oceanstone Fund

AMERIGROUP CORPORATION

Ticker Symbol:AGP	Cusip Number:03073T102
Record Date: 3/16/2011	Meeting Date: 5/12/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS 1) JAMES G. CARLSON, 2) JEFFREY B. CHILD, 3) RICHARD D. SHIRK, 4) JOHN W. SNOW, 5) ADM. JOSEPH W. PRUEHER	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With
3	TO APPROVE, IN AN ADVISORY AND NON-BINDING VOTE, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With
4	TO RECOMMEND, IN AN ADVISORY VOTE, THE FREQUENCY WITH WHICH A NON-BINDING STOCKHOLDER VOTE APPROVING THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS SHOULD OCCUR --- 1 YEAR.	For	Issuer	For	With
5	TO APPROVE THE COMPANY'S EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With

BEST BUY COMPANY, INC.

Ticker Symbol:BBY	Cusip Number:086516101
Record Date: 4/25/2011	Meeting Date: 6/21/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-RONALD JAMES, 02-SANJAY KHOSLA, 03-GEORGE L. MIKAN III, 04-MATTHEW H. PAUL, 05-RICHARD M. SCHULZE, 06-HATIM A. TYABJI	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING MARCH 3, 2012.	For	Issuer	For	With
3	APPROVAL OF AN AMENDMENT AND RESTATEMENT OF OUR AMENDED AND RESTATED BY-LAWS TO REMOVE THE MAXIMUM FOR THE NUMBER OF DIRECTORS SERVING ON THE BOARD OF DIRECTORS AND TO AUTHORIZE THE BOARD OF DIRECTORS TO DETERMINE THE NUMBER OF DIRECTORS SERVING FROM TIME TO TIME.	For	Issuer	For	With
4	APPROVAL OF AMENDMENT TO OUR 2004 OMNIBUS STOCK AND INCENTIVE PLAN, AS AMENDED.	For	Issuer	For	With
5	APPROVAL OF OUR EXECUTIVE SHORT-TERM INCENTIVE PLAN.	For	Issuer	For	With
6	ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With
7	ADVISORY VOTE ON FREQUENCY OF SHAREHOLDER ADVISORY VOTES ON OUR EXECUTIVE COMPENSATION --- 3 YEARS.	For	Issuer	For	With
8	VOTE ON THE NON-BINDING SHAREHOLDER PROPOSAL REGARDING DECLASSIFICATION OF OUR BOARD OF DIRECTORS, IF PROPERLY PRESENTED AT THE MEETING.	Against	Stockholder	Against	With

THE PNC FINANCIAL SERVICES GROUP, INC.

Ticker Symbol:PNC	Cusip Number:693475105
Record Date: 2/11/2011	Meeting Date: 4/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS NOMINEES: 1a. RICHARD O. BERNDT, 1b. CHARLES E. BUNCH, 1c. PAUL W. CHELLGREN, 1d. KAY COLES JAMES, 1e. RICHARD B. KELSON, 1f. BRUCE C. LINDSAY, 1g. ANTHONY A. MASSARO, 1h. JANE G. PEPPER, 1i. JAMES E. ROHR, 1j. DONALD J. SHEPARD, 1k. LORENE K. STEFFES 1l. DENNIS F. STRIGL, 1m. THOMAS J. USHER, 1n. GEORGE H. WALLS, JR., 1o. HELGE H. WEHMEIER	For	Issuer	For	With
2	RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF PRICEWATERHOUSECOOPERS LLP AS PNC'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	For	Issuer	For	With
3	APPROVAL OF 2006 INCENTIVE AWARD PLAN TERMS.	For	Issuer	For	With
4	APPROVAL OF AN ADVISORY VOTE ON EXECUTIVE COMPENSATION.	For	Issuer	For	With

TRUE RELIGION APPAREL, INC.

Ticker Symbol:TRLG	Cusip Number:89784N104
Record Date: 3/15/2011	Meeting Date: 4/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORRECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JEFFREY LUBELL,02-MARCELLO BOTTOLI,03-JOSEPH COULOMBE,04-G.LOUIS GRAZIADIO,III,05-ROBERT L.HARRIS,II,06-SETH R. JOHNSON,07-MARK S. MARON	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TORCHE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2011.	For	Issuer	For	With
3	AN ADVISORY VOTE APPROVING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING FUTURE ADVISORY VOTES ON COMPENSATION FOR OUR NAMED EXECUTIVE OFFICERS.---FOR 3 YEARS	For	Issuer	For	With

VALERO ENERGY CORPORATION

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 3/1/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTOR 1A - RONALD K. CALGAARD, 1B - STEPHEN M. WATERS, 1C - RANDALL J. WEISENBURGER, 1D - RAYFORD WILKINS, JR.	For	Issuer	For	With
2	APPROVE AMENDMENT OF OUR CERTIFICATE OF INCORPORATION TO ELIMINATE CLASSIFIED BOARD.	For	Issuer	For	With
3	RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011.	For	Issuer	For	With
4	APPROVE THE 2011 OMNIBUS STOCK INCENTIVE PLAN.	For	Issuer	For	With
5	APPROVE, BY NONBINDING VOTE, THE 2010 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
6	TO RECOMMEND, BY NONBINDING VOTE, THE FREQUENCY OF STOCKHOLDER VOTES ON EXECUTIVE COMPENSATION---1 YEAR.	For	Issuer	For	With
7	"DISCLOSURE OF POLITICAL CONTRIBUTIONS."	Against	Stockholder	Against	With
8	"REVIEW POLITICAL CONTRIBUTIONS."	Against	Stockholder	Against	With
9	"REPORT ON STEPS TAKEN TO REDUCE RISK OF ACCIDENTS."	Against	Stockholder	Against	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

* James J. Wang

President and Treasurer

Date: August 15, 2011

*Print the name and title of each signing officer under his or her signature.